Condensed Consolidated Statement of Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Total	Common shares [Member]	Additional paid in capital [Member]	Accumulated deficit [Member]	Treasury shares [Member]	Accumulated other comprehensive income / (loss) [Member]
Beginning balance at Dec. 31, 2022	$ 859,637	$ 730	$ 3,136,426	$ (2,239,443)		$ (38,076)
Net loss / (income)	(3,808)			(3,808)
Gain (loss) on foreign currency translation, net of tax of $0	2,174					2,174
Shared based compensation	2,925		2,925
Restricted stock units issued		6	(6)
Conversion of liability classified award to equity	6,276		6,276
Capital contribution	3,707		3,707
Ending balance at Mar. 31, 2023	870,911	736	3,149,328	(2,243,251)		(35,902)
Beginning balance at Dec. 31, 2023	883,313	741	3,166,012	(2,259,694)	$ 0	(23,746)
Net loss / (income)	3,056			3,056
Gain (loss) on foreign currency translation, net of tax of $0	(7,612)					(7,612)
Shared based compensation	9,149		9,149
Restricted stock units issued		1	(1)
Common shares repurchased	(14,000)				(14,000)
Ending balance at Mar. 31, 2024	$ 873,906	$ 742	$ 3,175,160	$ (2,256,638)	$ (14,000)	$ (31,358)